CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement of Comprehensive Income [Abstract]
Available for sale tax effect	$ (214)	$ (342)	$ (4,130)
Cash flow hedge tax effect	$ (431)	$ 10	$ (1,096)